                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
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1. Name and address of issuer:    Excelsior Institutional Trust
                                        73 Tremont Street
                                   Boston, Massachusetts 02108

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2. Name of each series or class of funds for which this notice is filed:

                                   SEE SCHEDULE "A"

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3. Investment Company Act File Number:  811-8490


   Securities Act File Number:  33-78264

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4. Last day of fiscal year for which this notice is filed:
                                    May 31, 1997
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                              [_]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):
                                 N/A

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                 0
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 0
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9. Number and aggregate sale price of securities sold during the fiscal year:

                               SEE SCHEDULE "B"
SHARES:  2,897,019                                      PRICE:  $14,813,477
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

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                               SEE SCHEDULE "B"
SHARES:  2,897,019                                       PRICE:  $14,813,477

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction b.7):

                               SEE SCHEDULE "C"

SHARES: 11,228                                           PRICE:  $28,018

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12. Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24f-2 (from
             Item 10):                                           $  14,813,477
                                                                 ---------------

        (ii)  Aggregate price of shares issued in connection
              with dividend reinvestment plans (from Item 11,
              if applicable)                                     +      28,018
                                                                 ---------------

        (iii) Aggregate price of shares redeemed or
              repurchased during the fiscal year (if
              applicable) SEE SCHEDULE "D":                      -  14,841,495
                                                                 ---------------

        (iv)  Aggregate price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to rule 24e-2
              (if applicable):                                   +       0
                                                                 ---------------

        (v)   Net aggregate price of securities sold and
              issued during the fiscal year in reliance on
              rule 24f-2 [line (I), plus line (ii), less
              line (iii), plus line (iv)] if applicable:                 0
                                                                 ---------------

        (vi)  Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable law
              or regulation (see instruction C.6) :               x .0003030303
                                                                  --------------

        (vii) Fee due [line (I) or line (v)  multiplied by
              line (vi)]:                                                 $0.00
                                                                 ---------------


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    [_]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: N/A

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                                  SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John M. Corcoran, Assistant Treasurer
                         -------------------------------------------
                               John M. Corcoran  Assistant Treasurer
                         -------------------------------------------
                               Date  7/25/97
                                   ---------

           *Please print the name and title of the signing officer
                             below the signature.

                                 SCHEDULE "A"
                                 ------------


Name of each series or class of funds for which this notice is filed:
---------------------------------------------------------------------


EXCELSIOR INSTITUTIONAL EQUITY GROWTH - CLASS A*

EXCELSIOR INSTITUTIONAL BOND INDEX - CLASS A

----------------------
* The Excelsior Institutional Equity Growth Fund ceased operations on May 30, 1997.

                                 SCHEDULE "B"
                                 ------------

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
--------------------------------------------------------------------------

CLASS A:                               Shares:              Price:
                                       -------              ------

Equity Growth                           1,995,440       $    8,536,197

Bond Index                                901,579       $    6,277,280
                                          -------            ---------

Total                                   2,897,019       $   14,813,477
                                        =========           ==========

                                 SCHEDULE "B"
                                 ------------
                                  (continued)


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
----------------------------------------------------------------------------
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
--------------------------------------------------

CLASS A:                               Shares:              Price:
                                       -------              ------

Equity Growth                           1,995,440       $    8,536,197

Bond Index                                901,579       $    6,277,280
                                          -------            ---------

Total                                   2,897,019       $   14,813,477
                                        =========           ==========

                                 SCHEDULE "C"
                                 ------------

NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN
------------------------------------------------------------------------------
CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-----------------------------------------------------------

CLASS A:                               Shares:              Price:
                                       -------              ------

Equity Growth                              11,007       $       26,467

Bond Index                                    221       $        1,551
                                           ------               ------

Total                                      11,228       $       28,018
                                           ======               ======

                                 SCHEDULE "D"
                                 ------------

AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR, IF
----------------------------------------------------------------------------
APPLICABLE:
-----------

CLASS A:                         Shares:                     Price:
                                 -------                     ------
Equity Growth                      5,594,269              $     32,223,742

Bond Index                           899,375              $      6,303,926
                                   ---------                    ----------


Total                              6,493,644              $     38,527,668*
                                   =========                    ==========

------------------
* The Equity Growth and Bond Index Funds had Net Redemptions in the amount of $23,686,173 (38,527,668 - 14,841,495) during the fiscal year ended May 31, 1997.

                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496


                                 July 25, 1997

Excelsior Institutional Trust
73 Tremont Street
Boston, MA 02108-3913

     Re:  Form 24F-2 for Excelsior Institutional Trust;
          Registration No. 33-78264
          ---------------------------------------------

Ladies and Gentlemen

     We have acted as counsel for Excelsior Institutional Trust, a Delaware business trust (the "Trust"), in connection with the registration under the Securities Act of 1933, as amended, of units of beneficial interest (collectively, the "Shares") in its Institutional Bond Index Fund and Institutional Equity Growth Fund, made definite in number by the Form 24F-2 which this opinion accompanies. The Trust is authorized to issue an unlimited number of units of beneficial interest of each of the aforesaid Funds.

     We have reviewed the Trust's Trust Instrument, its By-Laws, resolutions adopted by its Board of Trustees and shareholders, certificates as to certain matters and such other legal and factual matters as we have deemed appropriate.

     This opinion is based exclusively on the Delaware Business Trust Act and the Federal law of the United States of America.

     Based on the foregoing, we are of the opinion that the Shares were, when issued against payment therefor as described in the Trust's prospectuses pertaining to the Shares, legally issued, fully paid and non-assessable by the Trust, and that the holders of the Shares are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware (except that we express no opinion as to such holders who are also trustees of the Trust).

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Form 24F-2.


                                            Very truly yours,

                                            /s/ DRINKER BIDDLE & REATH LLP

                                            DRINKER BIDDLE & REATH LLP